Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK COLLATERAL TRUST
Entity Central Index Key	0001631942
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000154149 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Collateral Trust
Class Name	John Hancock Collateral Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Collateral Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/collateral-trust. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/collateral-trust
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Collateral Trust	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 2,599,085,078
Holdings Count | Holding	103
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,599,085,078
Total number of portfolio holdings	103
Weighted Average Maturity	48 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Repurchase agreement	46.4%
U.S. Government Agency	45.6%
U.S. Government	8.0%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.